Fair value measurements and the fair value option - Schedule of Changes in the fair value resulting from changes in the instrument-specific credit risk (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2022 USD ($)
Fair Value Disclosures [Abstract]
Balance at the beginning of the year	$ 0
Issuance of convertible promissory notes	16,959
Fair value adjustments	(3,998)
Change in credit risk	(536)
FX Impact	(83)
Balance at June 30, 2022	$ 12,342